Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization and Description of Business [Abstract]
Organization and Description of Business
1. Organization and Description of Business

Kitara Media Corp. (the “Company”) operates through its wholly owned subsidiaries, Kitara Media, LLC, a Delaware limited liability company (“Kitara Media”), Health Guru Media, Inc., a Delaware corporation (“Health Guru Media”), and New York Publishing Group, Inc., a Delaware corporation (“NYPG”). Kitara Media is an online video solutions provider that seeks to increase revenue to website publishers. Health Guru Media is the operator of Healthguru.com, an online health video resource site. NYPG is a publisher of Adotas.com, a website and daily email newsletter.

The Company was formed on December 5, 2005 as a Delaware corporation. From the Company’s inception in 2005 until February 29, 2012, when it completed a reverse merger transaction with Andover Games, LLC (“Andover Games”), the Company was a blank check company and did not engage in active business operations other than its search for, and evaluation of, potential business opportunities. On February 29, 2012, the Company completed a reverse merger of Andover Games pursuant to a Merger Agreement and Plan of Reorganization with a wholly owned subsidiary of the Company, Andover Games and the former members of Andover Games, whereby Andover Games became the Company’s wholly-owned direct subsidiary.

On June 12, 2013, the Company entered into a Merger Agreement and Plan of Reorganization (“K/N Merger Agreement”) with Ascend Merger Sub, LLC, a Delaware limited liability company and wholly owned subsidiary (“K/N Merger Sub LLC”), Ascend Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary (“K/N Merger Sub Inc.”), Kitara Media, NYPG, and those security holders of Kitara Media and NYPG executing the “Signing Holder Signature Page” thereto, which security holders held all of the outstanding membership interests of Kitara Media (“Selling Source” or the “Kitara Signing Holder”) and all of the outstanding shares of common stock of NYPG (the “NYPG Signing Holder” and together with the Kitara Signing Holder, the “Signing Holders”). The K/N Merger Agreement contemplated the (i) merger of K/N Merger Sub LLC with and into Kitara Media with Kitara Media surviving the merger and (ii) merger of K/N Merger Sub Inc. with and into NYPG with NYPG surviving the merger (collectively, the “Mergers”).

On July 1, 2013, the Company consummated the transactions contemplated by the K/N Merger Agreement. At the close of the Mergers, (i) the Kitara Signing Holder, holder of all of the outstanding membership units of Kitara Media, received an aggregate of 20,000,000 shares of the Company’s common stock and (ii) the NYPG Signing Holder, holder of all outstanding and issued shares of NYPG common stock, received (a) an aggregate of 10,000,000 shares of the Company’s common stock and (b) two promissory notes (collectively, the “Closing Notes”), one in the amount of $100 being due and payable on January 1, 2014, which was subsequently refinanced and is now due and payable on January 1, 2015, and one in the amount of $200 being due and payable on January 1, 2023 to replace the existing advances from the NYPG Signing Holder to NYPG. Each of the Closing Notes accrues interest at a rate of 1% per annum, which will be due at the time the Closing Notes become due and payable. The terms of the K/N Merger Agreement provided for an adjustment to the merger consideration between the Company and Kitara Media dependent on a calculation of Kitara Media’s Closing Working Capital, as defined in the K/N Merger Agreement. The amount of this adjustment was determined to be $904 (See Note 8). Also on July 1, 2013, as a condition to closing the K/N Merger Agreement, (1) certain stockholders of the Company contributed an aggregate of 25,813,075 shares of common stock to the Company for cancellation without the payment of any additional consideration and (2) the Company sold an aggregate of 4,000,000 shares of the Company Common Stock to Ironbound Partners Fund LLC, an affiliate of the Company’s then Interim Chief Financial Officer (“Ironbound”), on a private placement basis, for an aggregate purchase price of $2,000 or $0.50 per share, of which $300 was through the conversion of outstanding promissory notes held by Ironbound. The issuance was made in reliance upon exemptions provided by Section 4(2) of the Securities Act for the offer and sale of securities not involving a public offering and Regulation D promulgated thereunder. In addition, the Company repurchased 381,950 shares from a stockholder simultaneously with the closing of the Mergers. Prior to June 30, 2013, the operations of Andover Games were formally discontinued. On July 1, 2013, the financial statements of Kitara Media became the Company’s financial statements and the Company’s operations became entirely that of Kitara Media and NYPG.

For accounting purposes, the acquisition of Kitara Media was treated as an acquisition of the Company by Kitara Media and as a recapitalization of Kitara Media as the member of Kitara Media held a large percent of the Company’s shares and exercises significant influence over the operating and financial policies of the consolidated entity and the Company was a non-operating public registrant prior to the transaction. Pursuant to ASC 805-10-11 through 55-15, the merger or acquisition of a private operating company into a non-operating public registrant with nominal assets is considered a capital transaction in substance rather than a business combination. As a result, the condensed consolidated balance sheets, statements of operations, and statements of cash flows of Kitara Media have been retroactively updated to reflect the recapitalization.

The historical condensed consolidated financial statements of Kitara Media are now reflected as those of the Company. For accounting purposes, the acquisition of NYPG by the Company was treated as a business combination.

On August 19, 2013, the Company filed with the Secretary of State of the State of Delaware an amendment to its certificate of incorporation to change the Company’s name from “Ascend Acquisition Corp.” to “Kitara Media Corp.” to better reflect the Company’s operations following the Mergers.

On December 3, 2013, the Company acquired Health Guru Media. Pursuant to the agreement, Health Guru Media security holders received an aggregate of 18,000,000 shares of the Company’s common stock. As part of the transaction, the Company raised $2,000 from qualified investors in a private offering priced at $0.50 per share, including from Ironbound and another member of the Company’s board of directors. For accounting purposes, the acquisition of Health Guru Media by the Company was treated as a business combination.

1. Organization and Description of Business

Kitara Media Corp. (the “Company”) operates through its wholly owned subsidiaries, Kitara Media, LLC, a Delaware limited liability company (“Kitara Media”), Health Guru Media, Inc., a Delaware corporation (“Health Guru Media”), and New York Publishing Group, Inc., a Delaware corporation (“NYPG”). Kitara Media is an online video solutions provider that seeks to increase revenue to website publishers. Health Guru Media is the operator of Healthguru.com, an online health video resource site. NYPG is a publisher of Adotas.com, a website and daily email newsletter.

The Company was formed on December 5, 2005 as a Delaware corporation. From the Company’s inception in 2005 until February 29, 2012, when it completed a reverse merger transaction with Andover Games, LLC (“Andover Games”), the Company was a blank check company and did not engage in active business operations other than its search for, and evaluation of, potential business opportunities. On February 29, 2012, the Company completed a reverse merger of Andover Games pursuant to a Merger Agreement and Plan of Reorganization with a wholly owned subsidiary of the Company, Andover Games and the former members of Andover Games, whereby Andover Games became the Company’s wholly-owned direct subsidiary. Accordingly, the financial statements of Andover Games became the Company’s financial statements. Through June 30, 2013, the Company’s principal business was focused on developing mobile games for iPhone and Android platforms.

On June 12, 2013, the Company entered into a Merger Agreement and Plan of Reorganization (“K/N Merger Agreement”) with Ascend Merger Sub, LLC, a Delaware limited liability company and wholly owned subsidiary (“K/N Merger Sub LLC”), Ascend Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary (“K/N Merger Sub Inc.”), Kitara Media, NYPG, and those security holders of Kitara Media and NYPG executing the “Signing Holder Signature Page” thereto, which security holders held all of the outstanding membership interests of Kitara Media (“Selling Source” or the “Kitara Signing Holder”) and all of the outstanding shares of common stock of NYPG (the “NYPG Signing Holder” and together with the Kitara Signing Holder, the “Signing Holders”). The K/N Merger Agreement contemplated the (i) merger of K/N Merger Sub LLC with and into Kitara Media with Kitara Media surviving the merger and (ii) merger of K/N Merger Sub Inc. with and into NYPG with NYPG surviving the merger (collectively, the “Mergers”).

On July 1, 2013, the Company consummated the transactions contemplated by the K/N Merger Agreement. At the close of the Mergers, (i) the Kitara Signing Holder, holder of all of the outstanding membership units of Kitara Media, received an aggregate of 20,000,000 shares of the Company’s common stock and (ii) the NYPG Signing Holder, holder of all outstanding and issued shares of NYPG common stock, received (a) an aggregate of 10,000,000 shares of the Company’s common stock and (b) two promissory notes (collectively, the “Closing Notes”), one in the amount of $100 being due and payable on January 1, 2014, which was subsequently refinanced through January 1, 2015, and one in the amount of $200 being due and payable on January 1, 2023 to replace the existing advances from stockholder of NYPG. The terms of the agreement provided for an adjustment to the merger consideration between the Company and Kitara dependent on a calculation of Kitara Media’s Closing Working Capital, as defined in the K/N Merger Agreement. The amount of this adjustment was determined to be $904 (See Note 8). Each of the Closing Notes accrues interest at a rate of 1% per annum, which will be due at the time the Closing Notes become due and payable. Also on July 1, 2013, as a condition to closing the K/N Merger Agreement, certain stockholders of the Company contributed an aggregate of 25,813,075 shares of common stock to the Company for cancellation without the payment of any additional consideration. Also in connection with the consummation of the K/N Merger Agreement, the Company sold an aggregate of 4,000,000 shares of the Company Common Stock to Ironbound Partners Fund LLC, an affiliate of the Company’s then Interim Chief Financial Officer (“Ironbound”), on a private placement basis, for an aggregate purchase price of $2,000 or $0.50 per share, of which $300 was through the conversion of outstanding promissory notes held by Ironbound. The issuance was made in reliance upon exemptions provided by Section 4(2) of the Securities Act for the offer and sale of securities not involving a public offering and Regulation D promulgated thereunder. In addition, the Company repurchased 381,950 shares from a stockholder simultaneously with the closing of the Mergers. Prior to June 30, 2013, the operations of Andover Games were formally discontinued. On July 1, 2013, the financial statements of Kitara Media became the Company’s financial statements and the Company’s operations became entirely that of Kitara Media and NYPG.

For accounting purposes, the acquisition of Kitara Media was treated as an acquisition of the Company by Kitara Media and as a recapitalization of Kitara Media as the member of Kitara Media held a large percent of the Company’s shares and exercises significant influence over the operating and financial policies of the consolidated entity and the Company was a non-operating public registrant prior to the transaction. Pursuant to ASC 805-10-11 through 55-15, the merger or acquisition of a private operating company into a non-operating public registrant with nominal assets is considered a capital transaction in substance rather than a business combination. As a result, the consolidated balance sheets, statements of operations, and statements of cash flows of Kitara Media have been retroactively updated to reflect the recapitalization.

 Additionally, the historical consolidated financial statements of Kitara Media are now reflected as those of the Company. For accounting purposes, the acquisition of NYPG by the Company was treated as a business combination.

On August 19, 2013, the Company filed with the Secretary of State of the State of Delaware an amendment to its certificate of incorporation to change the Company’s name from “Ascend Acquisition Corp.” to “Kitara Media Corp.” to better reflect the Company’s operations following the Mergers.

On December 3, 2013, the Company acquired Health Guru Media. Pursuant to the agreement, Health Guru Media security holders received an aggregate of 18,000,000 shares of the Company’s common stock. As part of the transaction, the Company raised $2,000 from qualified investors in a private offering priced at $0.50 per share, including from Ironbound and another member of the Company’s board of directors. For accounting purposes, the acquisition of Health Guru Media by the Company was treated as a business combination.